Description of the Plan - Narrative (Details) - EBP 006		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025 USD ($) year note	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution matching percentage		100.00%
Employer contribution match, percentage of participants contribution		6.00%
Employer contribution maximum vesting age | year		60
Years of Service		5 years
Forfeitures used to pay administrative expenses		$ 8,006
Unallocated forfeitures		866	$ 4,515
Notes receivable from participants, minimum borrowing amount		$ 500
Notes receivable from participants, maximum borrowing as a percentage of total vested account balance		50.00%
Notes receivable from participants, maximum borrowing amount		$ 50,000
Note receivable from participant maximum borrowing reduction for outstanding loans, period		12 months
Notes receivable from participants, origination fee		$ 50
Notes receivable from participants, primary residence, maximum borrowing term		20 years
Note receivable from participant, maximum number of notes outstanding per participant | note		2
Involuntary cash-out limit		$ 1,000
EBP, Employer True-Up Contribution
EBP, Description of Plan [Line Items]
Employer contribution matching percentage		100.00%
Employer contribution match, percentage of participants contribution		6.00%
EBP., Employer Core Contribution
EBP, Description of Plan [Line Items]
Employer core contribution percentage		0.02
Years of Service		2 years
EBP., Employer Core Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
Employer core contribution percentage	0.04
Minimum
EBP, Description of Plan [Line Items]
Pre-tax and Roth minimum contribution		1.00%
Notes receivable from participants, general loan, borrowing term		2 months
Participant loan, interest rate		4.25%
Maximum
EBP, Description of Plan [Line Items]
Pre-tax and Roth minimum contribution		50.00%
Notes receivable from participants, general loan, borrowing term		5 years
Participant loan, interest rate		9.50%